Financial instruments and fair value disclosures - Foreign exchange sensitivity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Foreign exchange risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of reasonably possible increase in risk assumption	10.00%	10.00%
Percentage of reasonably possible decrease in risk assumption	10.00%	10.00%
British pound against Canadian dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Currency 1 strengthens 10% against currency 2, Effect on other comprehensive income	$ 0.1
Currency 1 weakens 10% against currency 2, Effect on other comprehensive income	(0.1)
U.S. dollar against Canadian dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Currency 1 strengthens 10% against currency 2, Effect on net earnings	(7.6)	$ 0.1
Currency 1 strengthens 10% against currency 2, Effect on other comprehensive income	(6.8)	(5.4)
Currency 1 weakens 10% against currency 2, Effect on net earnings	7.6	(0.1)
Currency 1 weakens 10% against currency 2, Effect on other comprehensive income	6.8	5.4
Euro against Canadian dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Currency 1 strengthens 10% against currency 2, Effect on net earnings	(0.4)	(0.3)
Currency 1 strengthens 10% against currency 2, Effect on other comprehensive income	(0.4)	(0.6)
Currency 1 weakens 10% against currency 2, Effect on net earnings	0.4	0.3
Currency 1 weakens 10% against currency 2, Effect on other comprehensive income	0.4	0.6
New Zealand against Canadian dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Currency 1 strengthens 10% against currency 2, Effect on other comprehensive income	(0.1)
Currency 1 weakens 10% against currency 2, Effect on other comprehensive income	0.1
Euro against U.S. dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Currency 1 strengthens 10% against currency 2, Effect on net earnings	3.4	4.9
Currency 1 strengthens 10% against currency 2, Effect on other comprehensive income	(1.4)	(9.8)
Currency 1 weakens 10% against currency 2, Effect on net earnings	(3.4)	(4.9)
Currency 1 weakens 10% against currency 2, Effect on other comprehensive income	1.4	9.8
Japanese yen against U.S. dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Currency 1 strengthens 10% against currency 2, Effect on net earnings	0.2	0.8
Currency 1 strengthens 10% against currency 2, Effect on other comprehensive income		(2.5)
Currency 1 weakens 10% against currency 2, Effect on net earnings	$ (0.2)	(0.8)
Currency 1 weakens 10% against currency 2, Effect on other comprehensive income		$ 2.5